UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     November 12, 2003

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    95
Form 13F Information Table Value Total (Thousands):   $184,557
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc.        COM              68243Q106     1864   247915 SH       SOLE                   247915
Advanced Fibre Communication,  COM              00754A105     4567   218000 SH       SOLE                   177000             41000
AeroGen, Inc.                  COM              007779101       76   104654 SH       SOLE                   104654
Agile Software Corporation     COM              00846X105     2123   223012 SH       SOLE                   205612             17400
Align Technology, Inc.         COM              016255101      505    40359 SH       SOLE                    40359
Alliance Data Systems Corporat COM              018581108     3291   124650 SH       SOLE                    52654             71996
Amazon.com, Inc.               COM              023135106      811    16754 SH       SOLE                    16754
Amdocs Ltd.                    COM              G02602103     7958   423293 SH       SOLE                   188100            235193
Amerigroup Corporation         COM              03073T102     4994   111900 SH       SOLE                   108800              3100
Applied Micro Circuits Corpora COM              03822W109     1138   234241 SH       SOLE                   162900             71341
Ariba, Inc.                    COM              04033V104      102    33434 SH       SOLE                                      33434
Atmel Corp.                    COM              049513104      112    28000 SH       SOLE                                      28000
Avanex Corporation             COM              05348W109      751   154909 SH       SOLE                   141174             13735
Boston Life Sciences           COM              100843408      133    83840 SH       SOLE                                      83840
Brocade Comm Sys.              COM              111621108      222    42461 SH       SOLE                    28951             13510
CNET Networks, Inc.            COM              12613R104     1261   179060 SH       SOLE                   151333             27727
Check Point Software System, I COM              M22465104      842    50000 SH       SOLE                    50000
ChipPAC, Inc.                  COM              169657103      182    30925 SH       SOLE                    30925
Ciena Corporation              COM              171779101     1641   280089 SH       SOLE                   155793            124296
Cisco Systems                  COM              17275R102      461    23532 SH       SOLE                    18436              5096
Clicksoftware                  COM              M25082104      520   265165 SH       SOLE                   184808             80357
Concur Technologies, Inc.      COM              206708109      186    15866 SH       SOLE                                      15866
Connetics Corporation          COM              208192104      879    48700 SH       SOLE                    42200              6500
Coventry Health Care, Inc.     COM              222862104      949    18000 SH       SOLE                                      18000
Crown Castle International Cor COM              228227104      966   102697 SH       SOLE                                     102697
DeCODE genetics, Inc.          COM              243586104      399    84900 SH       SOLE                    77875              7025
Deutsche Telekom AG - ADR      COM              251566105      289    20000 SH       SOLE                    20000
Dick's Sporting Goods, Inc.    COM              253393102      835    22372 SH       SOLE                    21149              1223
Digital Impact, Inc.           COM              25385G106       85    25488 SH       SOLE                    19859              5629
Documentum, Inc.               COM              256159104     2082    97527 SH       SOLE                    70265             27262
DoubleClick, Inc.              COM              258609304     1222   113400 SH       SOLE                    85900             27500
Du Pont                        COM              263534109      254     6350 SH       SOLE                                       6350
Durect Corporation             COM              266605104     2945   917400 SH       SOLE                   917400
E.Piphany, Inc.                COM              26881V100     1103   221128 SH       SOLE                   173417             47711
EBay, Inc.                     COM              278642103    39157   730000 SH       SOLE                   706000             24000
Exact Sciences Corporation     COM              30063P105     1343    99468 SH       SOLE                    71000             28468
Factory 2-U Stores, Inc.       COM              303072102      575   188188 SH       SOLE                   188188
Fisher Scientific Int'l, Inc.  COM              338032204      373     9391 SH       SOLE                     9391
Flextronics International, Ltd COM              Y2573F102     1035    72803 SH       SOLE                    72803
Genaissance Pharmaceuticals    COM              36867W105      107    56234 SH       SOLE                                      56234
Global Power Equipment Group,  COM              37941P108      491    93110 SH       SOLE                                      93110
HewlettPackard                 COM              428236103      250    12929 SH       SOLE                                      12929
Inamed Corporation             COM              453235103     2694    36657 SH       SOLE                    36657
Inspire Pharmaceuticals, Inc.  COM              457733103     7690   444756 SH       SOLE                   265673            179083
Integrated Circuit Systems     COM              45811K208     1742    58000 SH       SOLE                    58000
InterActiveCorp                COM              45840Q101      637    19209 SH       SOLE                    19209
Intermune, Inc.                COM              45884X103     1850    96700 SH       SOLE                    67600             29100
Internet Security Systems, Inc COM              46060X107     1141    91282 SH       SOLE                    70500             20782
Intuit, Inc.                   COM              461202103     3674    76151 SH       SOLE                    69951              6200
JetBlue Airways Corporation    COM              477143101     4140    68000 SH       SOLE                    68000
Journal Register Company       COM              481138105      370    19725 SH       SOLE                    19725
Juniper Networks, Inc.         COM              48203R104      692    46111 SH       SOLE                    36205              9906
Keryx Biopharmaceuticals, Inc. COM              492515101     1009   302077 SH       SOLE                                     302077
LabOne, Inc.                   COM              50540L105      307    13155 SH       SOLE                     5076              8079
Linear Technology Corp.        COM              535678106     2675    74460 SH       SOLE                    38460             36000
Lionbridge Technologies, Inc.  COM              536252109       97    13000 SH       SOLE                    13000
Matria Healthcare              COM              576817209      284    16464 SH       SOLE                    16464
Medtronic, Inc.                COM              585055106      467     9960 SH       SOLE                     9960
Microchip Technology, Inc.     COM              595017104     2905   121250 SH       SOLE                   121250
Microsoft Corp.                COM              594918104      361    13000 SH       SOLE                                      13000
Millennium Pharmaceuticals, In COM              599902103      998    64600 SH       SOLE                    45400             19200
NetScreen Technologies, Inc.   COM              64117V107     1429    64276 SH       SOLE                    61345              2931
Netflix, Inc.                  COM              64110L106     2966    88368 SH       SOLE                    52902             35466
Nextel Communications, Inc.    COM              65332V103     1478    75000 SH       SOLE                    75000
Nortel Networks Corporation    COM              656568102      730   177949 SH       SOLE                   163335             14614
Nuance Communications          COM              669967101      336    58303 SH       SOLE                    58303
Nuevo Energy                   COM              670509108     4057   223301 SH       SOLE                   223301
Odyssey Healthcare, Inc.       COM              67611V101     1954    65523 SH       SOLE                    50523             15000
PDF Solutions, Inc.            COM              693282105     1181   105000 SH       SOLE                   105000
PMC/Sierra Semiconductor Corp. COM              69344F106      751    56908 SH       SOLE                    56908
Positron Corp.                 COM              737397125       39   489642 SH       SOLE                                     489642
Quicklogic                     COM              74837P108      104    15510 SH       SOLE                                      15510
RSA Security, Inc.             COM              749719100     5701   396458 SH       SOLE                   327483             68975
Select Medical Corporation     COM              816196109     1155    40102 SH       SOLE                     9967             30135
Shire Pharmaceuticals Group PL COM              0799803        942   130001 SH       SOLE                   130001
Silicon Laboratories, Inc.     COM              826919102    18733   417025 SH       SOLE                   177750            239275
Sirenza Microdevices, Inc.     COM              82966T106      200    49592 SH       SOLE                    24600             24992
Sirius Satellite Radio, Inc.   COM              82966U103     1476   810875 SH       SOLE                   433733            377142
Skyepharma Plc. ADR            COM              830808101     1725   175876 SH       SOLE                                     175876
Sun Microsystems               COM              866810104       85    25698 SH       SOLE                    17522              8176
SuperGen, Inc.                 COM              868059106      374    50009 SH       SOLE                                      50009
Telik, Inc.                    COM              87959M109     1476    73565 SH       SOLE                    57200             16365
TranSwitch Corp.               COM              894065101       56    22500 SH       SOLE                                      22500
TransMontaigne                 COM              893934109      358    60000 SH       SOLE                    60000
TriZetto Group, Inc.           COM              896882107      536    80000 SH       SOLE                    80000
United Online, Inc             COM              911268100      536    15399 SH       SOLE                                      15399
Universal Compression Holdings COM              913431102      817    37959 SH       SOLE                                      37959
VeriSign, Inc.                 COM              92343E102     3584   266300 SH       SOLE                   230650             35650
Verisity Ltd                   COM              M97385112     1488   119078 SH       SOLE                    97928             21150
Veritas Software Corp.         COM              923436109     2049    65000 SH       SOLE                    65000
Vertex Pharmaceuticals, Inc.   COM              92532F100      394    32000 SH       SOLE                     3100             28900
Vignette Corporation           COM              926734104      577   250777 SH       SOLE                   250777
WebMD Corporation              COM              94769M105     1347   150543 SH       SOLE                   116046             34497
Witness Systems                COM              977424100       53    11364 SH       SOLE                                      11364
YaHoo!, Inc.                   COM              984332106     3054    86304 SH       SOLE                    82329              3975